Trade and other receivables	12 Months Ended
Mar. 31, 2019
Trade and other receivables
Trade and other receivables

26   Trade and other receivables

	March 31,
	2018	2019
Trade receivables (net of allowance)	3,888,181	4,830,072
Receivable from other related parties (refer to note 42)	56,979	4,280
Refund and other receivable (net of allowance)	14,312	64,334
	3,959,472	4,898,686

Contract Assets (refer to note 8)	17,279	22,584
	17,279	22,584

Total	3,976,751	4,921,270

A trade receivable is a right to consideration that is unconditional upon passage of time. Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days. Revenue for time and material contracts are recognised as related service are performed.

The trade receivables primarily consist of amounts receivable from airline’s, hotels, corporate’s and retail customers pertaining to the transaction value.

The management does not consider there to be significant concentration of credit risk relating to trade, refund and other receivables. Refer to note 40.

The movement in the allowance for expected credit loss and amounts impaired in respect of trade, refund & other receivables during the year was as follows:

	March 31,
	2018	2019
Balance at the beginning of the year	121,839	194,302
Provisions accrued during the year	125,193	304,663
Amount written off during the year	(53,996)	(12,964)
Effect of movement in exchange rate	1,266	253
Balance at the end of the year	194,302	486,254